Related Party Transactions and Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Note N — Related Party Transactions and Arrangements
Two of the Company’s assets, 1W7 Carpark and 222W7, are currently operated by PCA, Inc., dba Park Place Parking. Park Place Parking is a private parking operator that is wholly owned by relatives of the Company’s CEO. The Company’s CEO is neither an owner nor beneficiary of Park Place Parking. Park Place Parking has been operating these assets for five and four years, respectively. Both assets were acquired in 2021 with their management agreements in place. As of June 30, 2023 and 2022, the Company recorded a balance of approximately $0.2 million and $0.1 million, respectively, from Park Place Parking which is included in accounts receivable, net on the Consolidated Balance Sheets and has been paid subsequent to June 30, 2023 within terms of the lease agreement.
In connection with the Company’s recapitalization transaction in August 2021, the Company owes approximately $469,231 to certain member entities of Color Up relating to prorated revenues for the month of August 2021 of the three properties contributed by Color Up. The accrual is reflected within due to related parties on the Consolidated Balance Sheets.
Additionally, in connection with the Company’s recapitalization transaction in August 2021, the Company was due approximately $156,000 from Color Up as consideration for OP Units then issued which was reflected within due from related parties on the Consolidated Balance Sheet as of December 31, 2022. The Company received all amounts due in March 2023.
License Agreement
On August 25, 2021, the Company entered into a Software License and Development Agreement with an affiliate of Bombe Asset Management, Ltd., an affiliate of the Company’s CEO and CFO, or the Supplier, pursuant to which the Company granted to the Supplier a limited, non-exclusive,
non-transferable,
worldwide right and license to access certain software and services for a fee of $5,000 per month.
Tax Matters Agreement
On August 25, 2021, the Company, the Operating Partnership and Color Up entered into the Tax Matters Agreement, or the Tax Matters Agreement, pursuant to which the Operating Partnership agreed to indemnify Color Up and certain affiliates and transferees of Color Up, together, the Protected Partners, against certain adverse tax consequences in connection with (1) (i) a taxable disposition of certain specified properties and (ii) certain dispositions of the Protected Partners’ interest in the Operating Partnership, in each case, prior to the tenth anniversary of the completion of the Transaction (or earlier, if certain conditions are satisfied); and (2) the Operating Partnership’s failure to provide the Protected Partners the opportunity to guarantee a specified amount of debt of the Operating Partnership during the period ending on the tenth anniversary of the completion of the Transaction (or earlier, if certain conditions are satisfied). In addition, and for so long as the Protected Partners own at least 20% of the units in the Operating Partnership received in the Transaction, the Company agreed to use commercially reasonable efforts to provide the Protected Partners with similar guarantee opportunities.

Note P
 —
 Related Party Transactions and Arrangements
Two of the Company’s assets, 1W7 Carpark and 222W7, are currently operated by PCA, Inc., dba Park Place Parking. Park Place Parking is a private parking operator that is wholly owned by relatives of the Company’s CEO. The Company’s CEO is neither an owner nor beneficiary of Park Place Parking. Park Place Parking has been operating these assets for five and four years, respectively. Both assets were acquired with their management agreements in place and at the same terms under which they were operating prior to the Transaction. As of December 31, 2022 and 2021, respectively, the Company recorded a balance of approximately $0.1 million from Park Place Parking which is included in accounts receivable, net on the Consolidated Balance Sheets and has been paid subsequent to December 31 within terms of the lease agreement.
In May 2022, the Company entered into a lease agreement with ProKids, an

Ohio not-for-profit.

An immediate family member of the Company’s CEO is a member of the Board of Trustees and President-Elect of that organization. ProKids leased 21,000 square feet of vacant unfinished commercial space in a 531,000 square foot building in Cincinnati, Ohio for 120 months. ProKids will invest in the tenant improvements in this space and ultimately use it as their headquarters location. ProKids will have no rent due to the Company throughout the lease term, other than a rental fee on parking spaces used by the ProKids staff and visitors. As of December 31, 2022, ProKids does not owe the Company rental income related to the lease agreement.
The Company has agreed to pay for certain tax return preparation services of Color Up and certain member entities of Color Up. The Company has incurred $129,490 related to these services which is reflected in general and administrative expenses in the consolidated statements of income for the year ended December 31, 2022.
In connection with the Transaction, the Company owes approximately $469,231 to certain member entities of Color Up relating to prorated revenues for the month of August 2021 of the three properties contributed by Color Up. The accrual was established in the fourth quarter of 2021 and is reflected within due to related parties on the Consolidated Balance Sheets. Additionally, in connection with the Transaction, the Company is due approximately $156,000 from Color Up as consideration for OP Units then issued which is reflected within due from related parties on the Consolidated Balance Sheets.
License Agreement
On August 25, 2021, the Company entered into a Software License and Development Agreement, or the License Agreement, with an affiliate of Bombe, or the Supplier, pursuant to which the Company granted to the Supplier a limited, non-exclusive,

non-transferable,

worldwide right and license to access certain software and services for a fee of $5,000 per month.
Tax Matters Agreement
On August 25, 2021, the Company, the Operating Partnership and Color Up entered into the Tax Matters Agreement, or the Tax Matters Agreement, pursuant to which the Operating Partnership agreed to indemnify Color Up and certain affiliates and transferees of Color Up, together, the Protected Partners, against certain adverse tax consequences in connection with (1) (i) a taxable disposition of certain specified properties and (ii) certain dispositions of the Protected Partners’ interest in the Operating Partnership, in each case, prior to the tenth anniversary of the completion of the Transaction (or earlier, if certain conditions are satisfied); and (2) the Operating Partnership’s failure to provide the Protected Partners the opportunity to guarantee a specified amount of debt of the Operating Partnership during the period ending on the tenth anniversary of the completion of the Transaction (or earlier, if certain conditions are satisfied). In addition, and for so long as the Protected Partners own at least
20
% of the units in the Operating Partnership received in the Transaction, the Company agreed to use commercially reasonable efforts to provide the Protected Partners with similar guarantee opportunities.

Fifth Wall Acquisition Corp. III [Member]
RELATED PARTY TRANSACTIONS
NOTE 4. RELATED PARTY TRANSACTIONS
Founder Shares
On February 24, 2021, the Sponsor paid $25,000 of certain of the Company’s expenses as consideration for 4,312,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). In April 2021, the Company effected a share capitalization for Class B ordinary shares, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding. The Sponsor agreed to forfeit up to 937,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding ordinary shares (excluding the Private Placement Shares) after the Initial Public Offering. On May 27, 2021, the underwriters partially exercised the over-allotment option to purchase an additional 2,500,000 Class A ordinary shares. On August 9, 2021, the Sponsor forfeited 312,500 Class B ordinary shares.
The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading day
period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Shares
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 907,000 Class A ordinary shares, at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of approximately $9.1 million.
The Private Placement Shares will not be transferable or salable until 30 days after the completion of the initial Business Combination. Certain proceeds from the Private Placement Shares were added to the proceeds from the Initial Public Offering to be held in the Trust Account.
Related Party Loans
On February 24, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable upon the completion of the Initial Public Offering. The Company borrowed approximately $109,000 through the Initial Public Offering. The Company repaid the Note in full upon closing of the Initial Public Offering. Subsequent to the repayment, the facility was no longer available to the Company.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares. As of June 30, 2023 and December 31, 2022, the Company had no outstanding borrowing under the Working Capital Loan.
Administrative Services Agreement
The Company entered into an Administrative Support Agreement (the “Administrative Support Agreement”) with Fifth Wall Ventures Management, LLC (“Management Company”) pursuant to which it agreed to pay Management Company a total of up to $17,500 per month for office space and professional, secretarial, administrative and support services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and six months ended June 30, 2023, the Company incurred expenses of approximately $53,000 and $105,000, respectively, under this agreement. For the three and six months ended June 30, 2022, the Company incurred expenses of approximately $75,000 and $105,000, respectively, under this agreement. As of June 30, 2023 and December 31, 2022, the Company had approximately $337,000 and $284,000, respectively, as a balance outstanding for services in connection with such agreement on the accompanying condensed consolidated balance sheets.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. As of June 30, 2023 and December 31, 2022, no such amounts were reimbursed or accrued.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On February 24, 2021, the Sponsor paid $25,000 of certain of the Company’s expenses as consideration for 4,312,500 Class B ordinary shares
, par value $0.0001 per share (the “Founder Shares”). In April 2021, the Company effected a share capitalization for Class B ordinary shares, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding. The Sponsor agreed to forfeit up to 937,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding ordinary shares (excluding the Private Placement Shares) after the Initial Public Offering. On May 27, 2021, the underwriters partially exercised the over-allotment option to purchase an additional 2,500,000 Class A ordinary shares. On August 9, 2021, the Sponsor forfeited 312,500 Class B ordinary shares.
The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Shares
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 907,000 Class A ordinary shares, at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of approximately $9.1 million.
The Private Placement Shares will not be transferable or salable until 30 days after the completion of the initial Business Combination. Certain proceeds from the Private Placement Shares were added to the proceeds from the Initial Public Offering to be held in the Trust Account.
Related Party Loans
On February 24, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable upon the completion of the Initial Public Offering. The Company borrowed approximately $109,000 through the Initial Public Offering. The Company repaid the Note in full upon closing of the Initial Public Offering. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the
Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares. As of December 31, 2022 and 2021 the Company had no outstanding borrowing under the Working Capital Loan.
Administrative Services Agreement
The Company entered into an Administrative Support Agreement (the “Administrative Support Agreement”) with Fifth Wall Ventures Management, LLC (“Management Company”) pursuant to which it agreed to pay Management Company a total of up to $17,500 per month for office space and professional, secretarial, administrative and support services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022 and for the period from February 19, 2021 (inception) through December 31, 2021, the Company incurred expenses of $210,000 and $74,000, under this agreement, respectively. As of December 31, 2022 and 2021, the Company had $284,000 and $74,000, respectively, in balance outstanding for services in connection with such agreement on the accompanying consolidated balance sheets.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. For the year ended December 31, 2022 and for the period from February 19, 2021 (inception) through December 31, 2021, and as of December 31, 2022 and 2021,
no
such amounts were reimbursed or accrued
respectively
.